Significant changes in the current reporting period	3 Months Ended
Sep. 30, 2020
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i) Significant events

The financial position and performance of the Group was affected by the following events during the three months ended September 30, 2020.

•

In August 2020, the Oncologic Drugs Advisory Committee (“ODAC”) of the FDA voted in favor that available data from a single-arm Phase 3 trial and evidence from additional studies support the efficacy of remestemcel-L in pediatric patients with SR-aGVHD. Although the FDA considers the recommendation of the panel, the final decision regarding the approval of the product is made solely by the FDA, and the recommendations by the panel are non-binding. Remestemcel-L had been accepted for Priority Review by the FDA with an action date of September 30, 2020, under the PDUFA.

•

In August 2020, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied.

•

On September 30, 2020, the FDA issued a Complete Response Letter to Mesoblast’s BLA for remestemcel-L for the treatment of pediatric SR-aGVHD. Despite the overwhelming ODAC vote, the FDA recommended that Mesoblast conduct at least one additional randomized, controlled study in adults and/or children to provide further evidence of the effectiveness of remestemcel-L for SR-aGVHD. As discussed in Note 11, in November 2020, a Type A meeting was held with the FDA to discuss the review of the BLA for remestemcel-L and a potential pathway for accelerated approval with a post-approval requirement to conduct an additional randomized controlled study in patients 12 years and older. At the current time it appears that the FDA review team will not agree to accelerated approval. However, the definitive outcome of the Type A meeting will not be known until Mesoblast receives the formal minutes which are expected within 30 days of the meeting. If the current review team does not agree to accelerated approval, Mesoblast will request a further Type A meeting to initiate the well-established FDA dispute resolution pathway.